Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ 57	$ 41
Non-current liability	533	591
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation Beginning of year	511	498
Projected benefit obligation Current service cost	7	6
Projected benefit obligation Interest cost	22	22
Projected benefit obligation Actuarial gains and changes in actuarial assumptions	(17)	5
Projected benefit obligation Benefits paid	(22)	(24)
Projected benefit obligation Acquisition	0	4
Projected benefit obligation Divestiture	0	(10)
Projected benefit obligation Foreign exchange	(26)	10
Projected benefit obligation End of year	475	511
Plan assets at fair value Beginning of year	427	391
Plan assets at fair value Return on plan assets	17	41
Plan assets at fair value Employer contributions	5	7
Plan assets at fair value Benefits paid	(22)	(19)
Plan assets at fair value Foreign exchange	(22)	7
Plan assets at fair value End of year	405	427
Ending funded status– Plan deficit	70	84
Non-current asset	57	41
Current liability	1	1
Non-current liability	126	124
Net liability	70	84
Unrecognized actuarial losses recorded in accumulated other comprehensive income	(72)	(75)
Current service cost	7	6
Interest cost	22	22
Return on plan assets	(24)	(21)
Actuarial losses	(18)	3
Net periodic benefit cost	$ (13)	$ 10